UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21712

CLOUGH GLOBAL EQUITY FUND

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin Douglas

Clough Global Equity Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: March 31

Date of reporting period: December 31, 2010

Item 1 – Schedule of Investments.

Clough Global Equity Fund

STATEMENT OF INVESTMENTS

December 31, 2010 (Unaudited)

	Shares	Value
COMMON STOCKS 113.43%
Basic Materials 1.19%
Anglo American PLC - Unsponsored ADR	12,536	$327,315
Cliffs Natural Resources, Inc.	9,300	725,493
Fosun International, Ltd.	184,312	135,398
Gerdau S.A. - Sponsored ADR(a)	39,858	557,613
JSR Corp.	7,800	145,548
Lonmin PLC(b)	53,061	1,626,410
Monsanto Co.	1,838	127,998

		3,645,775

Communications 10.46%
China Telecom Corp., Ltd. - Class H	1,180,000	617,873
Chunghwa Telecom Co., Ltd. - ADR(a)	70,790	1,788,863
Cisco Systems, Inc.(a)(b)	175,300	3,546,319
Google, Inc. - Class A(b)	12,548	7,453,136
Liberty Media Corp. - Capital - Series A(b)	9,887	618,531
Liberty Media Corp. - Class A(b)	53,200	838,964
Liberty Media Corp. - Starz - Series A(b)	2,279	151,508
Maxis Bhd	1,262,900	2,170,705
NII Holdings, Inc.(b)	43,891	1,960,172
QUALCOMM, Inc.	27,500	1,360,975
Valassis Communications, Inc.(b)	23,000	744,050
Verizon Communications, Inc.(a)	253,677	9,076,563
The Walt Disney Co.(a)	47,900	1,796,729

		32,124,388

Consumer Cyclical 9.88%
American Axle & Manufacturing Holdings, Inc.(a)(b)	99,500	1,279,570
Anta Sports Products, Ltd.	288,200	457,543
Bosideng International Holdings, Ltd.	1,872,000	746,604
Cooper Tire & Rubber Co.(a)	143,337	3,379,887
Fiat S.p.A.	45,000	927,866
Ford Motor Co.(a)(b)	140,895	2,365,627
Gafisa S.A. - ADR(a)	65,994	958,893
Gol Linhas Aereas Inteligentes S.A. - ADR(a)	191,827	2,950,299
The Goodyear Tire & Rubber Co.(b)	396,917	4,703,467
LG Electronics, Inc.	8,847	919,857
Little Sheep Group, Ltd.(c)	99,000	62,537

Localiza Rent A Car S.A.	88,800	1,438,988
Regal Hotels International Holdings, Ltd.	466,050	184,074
Skyworth Digital Holdings, Ltd.	103,000	61,089
Starwood Hotels & Resorts Worldwide, Inc.(a)	30,989	1,883,511
Tenneco, Inc.(a)(b)	104,014	4,281,216
TRW Automotive Holdings Corp.(b)	41,073	2,164,547
United Continental Holdings, Inc.(a)(b)	66,293	1,579,099

		30,344,674

Consumer Non-cyclical 3.86%
Abbott Laboratories	23,100	1,106,721
Gilead Sciences, Inc.(a)(b)	15,700	568,968
Hypermarcas S.A.(b)	30,200	409,883
Japan Tobacco, Inc.	377	1,395,350
Julio Simoes Logistica S.A.(b)	252,800	1,698,024
Kraft Foods, Inc. - Class A(a)	58,600	1,846,486
Man Wah Holdings, Ltd.	1,430,400	2,322,413
Mills Estruturas e Servicos de Engenharia S.A.	61,150	758,849
Raia S.A.(b)	30,700	470,487
Santos Brasil Participacoes S.A.	92,500	1,281,627

		11,858,808

Energy 22.37%
Coal 3.77%
Alpha Natural Resources, Inc.(b)	21,235	1,274,737
Arch Coal, Inc.	53,300	1,868,698
Consol Energy, Inc.(a)	49,242	2,400,055
Massey Energy Co.(a)	69,584	3,733,182
Peabody Energy Corp.(a)	36,006	2,303,664

		11,580,336

Oil & Gas Producers 10.82%
Anadarko Petroleum Corp.(a)	50,402	3,838,616
BP PLC - Sponsored ADR	66,513	2,937,879
Canadian Natural Resources, Ltd.(a)	39,600	1,759,032
Devon Energy Corp.(a)	22,300	1,750,773
Hess Corp.(a)	61,600	4,714,864
Golar LNG, Ltd.	62,415	936,849
Inpex Corp.	158	925,348
InterOil Corp.(a)(b)	56,826	4,095,450
Newfield Exploration Co.(b)	20,800	1,499,888
Occidental Petroleum Corp.(a)	34,676	3,401,716
OGX Petroleo e Gas Participacoes S.A.(b)	177,500	2,138,554
Rosetta Resources, Inc.(a)(b)	46,400	1,746,496
Suncor Energy, Inc.(a)	59,693	2,285,645
Whiting Petroleum Corp.(b)	10,000	1,171,900

		33,203,010

Oil & Gas Services 7.78%
Calfrac Well Services, Ltd.	24,900	857,463

Cameron International Corp.(a)(b)	107,300	5,443,329
China Petroleum & Chemical Corp. - Class H	401,600	384,405
Core Laboratories NV	7,018	624,953
FMC Technologies, Inc.(a)(b)	10,000	889,100
National Oilwell Varco, Inc.	86,399	5,810,333
Tenaris S.A. - ADR	18,617	911,861
Transocean, Ltd.(a)(b)	50,400	3,503,304
Trican Well Service, Ltd.(a)	37,800	765,656
Weatherford International, Ltd.(a)(b)	206,200	4,701,360

		23,891,764

TOTAL ENERGY		68,675,110

Financial 31.19%
Banks 2.43%
Banco do Brasil S.A.	25,973	491,609
Banco Santander Brasil S.A. - ADR(a)	88,600	1,204,960
Bank of China, Ltd. - Class H	874,400	461,229
China Construction Bank Corp. - Class H	462,250	414,507
Chongqing Rural Commercial Bank - Class H(b)	677,000	455,526
Hana Financial Group, Inc.	6,070	231,590
Industrial & Commercial Bank of China - Class H	173,250	129,055
Lloyds Banking Group PLC(b)	622,700	637,845
M&T Bank Corp.	21,100	1,836,755
Mitsubishi UFJ Financial Group, Inc.	85,000	459,601
Mizuho Financial Group, Inc.	246,100	463,768
Standard Chartered PLC	8,793	239,599
Woori Finance Holdings Co., Ltd.(b)	33,230	453,842

		7,479,886

Diversified Financial Services 6.84%
Bank of America Corp.(a)	388,105	5,177,321
CIT Group, Inc.(b)	22,600	1,064,460
Citigroup, Inc.(a)(b)	743,199	3,515,331
First Niagara Financial Group, Inc.	67,000	936,660
MGIC Investment Corp.(a)(b)	346,168	3,527,452
New York Community Bancorp, Inc.(a)	50,670	955,129
ORIX Corp.	4,760	468,437
People’s United Financial, Inc.	66,795	935,798
The PMI Group, Inc.(a)(b)	248,266	819,278
Radian Group, Inc.(a)	329,940	2,662,616
Valley National Bancorp	64,900	928,070

		20,990,552

Insurance 2.70%
The Dai-ichi Life Insurance Co., Ltd.	840	1,364,651

Genworth Financial, Inc. - Class A(b)	89,686	1,178,474
Hartford Financial Services Group, Inc.(a)	80,237	2,125,478
Lincoln National Corp.	41,995	1,167,881
Maiden Holdings, Ltd.(b)(c)	40,100	315,186
Ping An Insurance Group Co., of China, Ltd. - Class H	20,500	229,190
Samsung Life Insurance Co., Ltd.	2,529	228,410
Sony Financial Holdings, Inc.	251	1,015,562
T&D Holdings, Inc.	26,350	668,568

		8,293,400

Investment Companies 5.16%
Ares Capital Corp.(a)	238,982	3,938,423
BlackRock Kelso Capital Corp.	61,886	684,459
Golub Capital BDC, Inc.	45,400	777,248
Indochina Capital Vietnam Holdings, Ltd.(b)	23,393	86,086
Knight Capital Group, Inc. - Class A(a)(b)	65,722	906,307
PennantPark Investment Corp.	303,083	3,709,736
SBI Holdings, Inc.	3,029	459,629
Solar Capital, Ltd.	213,426	5,288,696

		15,850,584

Real Estate 1.87%
Cheung Kong Holdings, Ltd.	154,100	2,377,083
Mingfa Group International Co., Ltd.(c)	954,100	305,644
New World Development, Ltd.	76,188	143,107
PDG Realty S.A. Empreendimentos e Participacoes	366,800	2,244,993
Wharf Holdings, Ltd.	86,000	661,640

		5,732,467

REITs 12.19%
American Capital Agency Corp.(a)	30,800	885,192
Annaly Capital Management, Inc.	454,800	8,150,016
Anworth Mortgage Asset Corp.	253,742	1,776,194
Apollo Commercial Real Estate Finance, Inc.	78,200	1,278,570
Ascendas Real Estate Investment Trust	1,370,000	2,209,763
CapitaCommercial Trust	1,966,000	2,297,892
Capstead Mortgage Corp.	202,478	2,549,198
CFS Retail Property Trust	251,669	453,036
Chimera Investment Corp.	360,263	1,480,681
Cypress Sharpridge Investments, Inc.	106,200	1,371,042
Dynex Capital, Inc.	100,900	1,101,828
Hatteras Financial Corp.(a)	218,180	6,604,309
Host Hotels & Resorts, Inc.(a)	86,394	1,543,861
Invesco Mortgage Capital, Inc.	116,216	2,538,157

MFA Financial, Inc.(a)	248,338	2,026,438
Regal Real Estate Investment Trust	70,405	20,199
Starwood Property Trust, Inc.	53,466	1,148,450

		37,434,826

TOTAL FINANCIAL		95,781,715

Industrial 13.38%
Ameresco, Inc. - Class A(b)	90,360	1,297,570
Asahi Glass Co., Ltd.	80,000	935,090
BE Aerospace, Inc.(a)(b)	84,591	3,132,405
Chicago Bridge & Iron Co.(a)(b)	81,314	2,675,231
China State Construction International Holdings, Ltd.	1,863,600	1,759,832
Crown Holdings, Inc.(a)(b)	62,003	2,069,660
Douglas Dynamics, Inc.	31,800	481,770
Flowserve Corp.	2,714	323,563
Foster Wheeler AG(b)	99,928	3,449,515
ITOCHU Corp.	98,500	997,253
JA Solar Holdings Co., Ltd. - ADR(a)(b)	60,700	420,044
Jardine Strategic Holdings, Ltd.	39,314	1,088,211
Jiangsu Expressway Co., Ltd. - Class H	2,176,959	2,492,658
KBR, Inc.	29,848	909,469
LG Corp.(b)	5,957	458,231
Marubeni Corp.	172,000	1,209,656
McDermott International, Inc.(b)	82,320	1,703,201
Mitsubishi Corp.	44,900	1,215,546
Mitsui & Co., Ltd.	63,700	1,052,121
Owens Corning(a)(b)	45,500	1,417,325
Owens-Illinois, Inc.(a)(b)	79,003	2,425,392
Rheinmetall AG	6,700	535,137
Sensata Technologies Holding NV(b)	27,900	840,069
SMC Corp.	1,800	308,388
Tata Motors, Ltd. - Sponsored ADR	29,900	877,266
TransDigm Group, Inc.(b)	33,897	2,440,923
Trina Solar, Ltd. - Sponsored ADR(a)(b)	23,287	545,382
Yingli Green Energy Holding Co., Ltd. - ADR(a)(b)	64,742	639,651
Zhejiang Expressway Co., Ltd. - Class H	3,446,000	3,395,991

		41,096,550

Technology 10.59%
Apple, Inc.(a)(b)	8,965	2,891,750
Arrow Electronics, Inc.(a)(b)	74,100	2,537,925
Avnet, Inc.(b)	34,200	1,129,626
Canon, Inc.	27,200	1,410,420
Fidelity National Information Services, Inc.	49,700	1,361,283
Fiserv, Inc.(b)	16,100	942,816

International Business Machines Corp.	61,500	9,025,740
Magal Security Systems, Ltd.(b)	308,766	957,175
Microsoft Corp.	318,748	8,899,444
Omron Corp.	10,300	272,882
Oracle Corp.	3,924	122,821
SAIC, Inc.(b)	44,700	708,942
Samsung Electro-Mechanics Co., Ltd.	4,014	438,573
Samsung Electronics Co., Ltd.	179	149,679
SanDisk Corp.(b)	788	39,290
Xerox Corp.	140,000	1,612,800

		32,501,166

Utilities 10.51%
Alliant Energy Corp.	33,200	1,220,764
American Electric Power Co., Inc.(a)	57,000	2,050,860
Babcock & Wilcox Co.(b)	11,310	289,423
CMS Energy Corp.	31,520	586,272
Constellation Energy Group, Inc.(a)	28,500	872,955
DPL, Inc.(a)	108,000	2,776,680
Duke Energy Corp.(a)	209,000	3,722,290
Edison International	13,619	525,693
Hongkong Electric Holdings, Ltd.	345,000	2,174,892
National Grid PLC - Sponsored ADR(a)	179,834	7,981,033
Northeast Utilities	12,598	401,624
NV Energy, Inc.(a)	223,200	3,135,960
Oneok, Inc.	16,200	898,614
PG&E Corp.(a)	117,800	5,635,552

		32,272,612

TOTAL COMMON STOCKS
(Cost $292,995,665)		348,300,798

EXCHANGE TRADED FUNDS 4.55%
iShares iBoxx $ High Yield Corporate Bond Fund(a)	41,782	3,772,497
iShares MSCI Japan Index Fund(a)	64,119	699,538
Market Vectors - Russia ETF	27,890	1,057,310
SPDR Gold Trust(a)(b)	60,700	8,420,304

		13,949,649

TOTAL EXCHANGE TRADED FUNDS
(Cost $10,797,175)		13,949,649

WARRANTS 0.00%(d)

Kingboard Chemical Holdings, Ltd., Warrants (exercisable 05/05/2010 - 10/31/2012, subscription price 40.00 HKD)(b)	6,717	7,129

TOTAL WARRANTS
(Cost $0)		7,129

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 11.17%
Alliant Techsystems, Inc.
04/01/2016, 6.750%	$755,000	786,144
American Axle & Manufacturing, Inc.
03/01/2017, 7.875%	865,000	889,869
Anheuser-Busch InBev Worldwide, Inc.
11/17/2015, 9.750%	1,850,000	1,136,747
ArvinMeritor, Inc.
03/15/2018, 10.625%	640,000	723,200
Ball Corp.
03/15/2018, 6.625%	950,000	971,375
BE Aerospace, Inc.
07/01/2018, 8.500%	725,000	795,687
Bombardier, Inc.
05/01/2034, 7.450% (c)	825,000	812,625
CITIC Resources Holdings, Ltd.
05/15/2014, 6.750% (e)	650,000	677,625
Constellation Brands, Inc.
09/01/2016, 7.250%	1,175,000	1,251,375
Crown Americas LLC / Crown Americas Capital Corp. II
05/17/2015, 7.625%	1,100,000	1,182,500
Eaton Vance Corp.
10/02/2017, 6.500%	780,000	885,431
Felcor Lodging LP
10/01/2014, 10.000%	700,000	787,500
Ford Motor Credit Co. LLC
10/01/2014, 8.700%	1,400,000	1,577,891
Forest Oil Corp.
06/15/2019, 7.250%	1,000,000	1,020,000
General Cable Corp.
04/01/2017, 7.125% (a)	1,050,000	1,086,750
Genworth Financial, Inc.
06/15/2020, 7.700%	780,000	826,870
Gol Finance
07/20/2020, 9.250% (c)	645,000	669,187
The Goodyear Tire & Rubber Co.
05/15/2016, 10.500% (a)	1,100,000	1,259,500
Graphic Packaging International, Inc.
10/01/2018, 7.875%	495,000	520,987
Hanesbrands, Inc.
12/15/2016, 8.000%	675,000	727,313
Hidili Industry International Development, Ltd.
11/04/2015, 8.625% (c)	940,000	937,650
Iron Mountain, Inc.
01/01/2016, 6.625%	975,000	983,531
Itau Unibanco Holding S.A.
11/23/2015, 10.500% (c)	1,410,000	872,756

JPMorgan Chase & Co.
04/23/2019, 6.300% (a)	1,050,000	1,197,133
Lear Corp.
03/15/2018, 7.875%	950,000	1,021,250
Newfield Exploration Co.
05/15/2018, 7.125%	700,000	740,250
Petrohawk Energy Corp.
06/01/2015, 7.875%	1,100,000	1,150,875
Pioneer Natural Resources Co.
03/15/2017, 6.650%	775,000	827,008
Range Resources Corp.
05/15/2019, 8.000%	810,000	885,938
Rearden G Holdings EINS GmbH
03/30/2020, 7.875% (c)	685,000	726,100
Silgan Holdings, Inc.
08/15/2016, 7.250%	650,000	695,500
Spirit Aerosystems, Inc.
10/01/2017, 7.500%	850,000	888,250
Star Energy Geothermal Wayang Windu, Ltd.
02/12/2015, 11.500% (c)	675,000	771,188
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018, 6.750%	1,100,000	1,210,000
TAM Capital 2, Inc.
01/29/2020, 9.500% (e)	775,000	844,750
Tenneco, Inc.
11/15/2015, 8.125%	75,000	79,875
08/15/2018, 7.750% (c)	450,000	479,250
Terex Corp.
11/15/2017, 8.000%	935,000	949,025
Torchmark Corp.
06/15/2016, 6.375%	425,000	457,390

TOTAL CORPORATE BONDS
(Cost $31,447,746)		34,306,295

ASSET/MORTGAGE BACKED SECURITIES 0.47%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037, 37.258%(f)	864,163	1,151,425
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 2.203%(f)	232,202	256,194
Series 2007-37, Class SB, 03/20/2037, 21.203%(f)	54,658	56,213

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,121,410)		1,463,832

FOREIGN GOVERNMENT BONDS 1.88%
Brazilian Government International Bonds
01/05/2016, 12.500% (a)	7,850,000	5,499,729
01/10/2028, 10.250%	424,000	266,532

TOTAL FOREIGN GOVERNMENT BONDS
(Cost $5,385,051)		5,766,261

GOVERNMENT & AGENCY OBLIGATIONS 6.02%

U.S. Treasury Bond
08/15/2018, 4.000%	7,600,000	8,237,093
U.S. Treasury Bonds
04/30/2016, 2.625%	10,000,000	10,238,280

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $18,243,023)		18,475,373

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.20%
Halliburton Co., Expires January, 2011, Exercise Price $30.00	570	621,300

TOTAL CALL OPTIONS PURCHASED (Cost $347,921)		621,300

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 8.69%

Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(g)	26,685,063	26,685,063

TOTAL SHORT-TERM INVESTMENTS (Cost $26,685,063)		26,685,063

Total Investments - 146.41%* (Cost $387,023,054)		449,575,700

Liabilities in Excess of Other Assets -	(46.41%)	(142,516,817)

NET ASSETS - 100.00%		$307,058,883

SCHEDULE OF SECURITIES SOLD SHORT (b)	Shares	Value
COMMON STOCKS
The Advisory Board Co.	(9,500)	$(452,485)
Aetna, Inc.	(8,800)	(268,488)
Apollo Group, Inc. - Class A	(3,500)	(138,215)
AvalonBay Communities, Inc.	(3,469)	(390,436)
Bed Bath & Beyond, Inc.	(7,100)	(348,965)
Berkshire Hathaway, Inc. - Class B	(18,950)	(1,518,085)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(585,828)
Diamond Offshore Drilling, Inc.	(19,729)	(1,319,278)
Hornbeck Offshore Services, Inc.	(6,524)	(136,221)
Kohl’s Corp.	(8,100)	(440,154)
Macy’s, Inc.	(7,024)	(177,707)
The McGraw-Hill Cos, Inc.	(12,500)	(455,125)
Moody’s Corp.	(25,700)	(682,078)
Nabors Industries, Ltd.	(30,956)	(726,228)

Noble Corp.	(19,254)	(688,716)
Patterson-UTI Energy, Inc.	(41,500)	(894,325)
Petroleo Brasileiro S.A. - ADR	(1,916)	(72,501)
PetSmart, Inc.	(8,300)	(330,506)
Pride International, Inc.	(29,237)	(964,821)
Tesoro Corp.	(53,500)	(991,890)
Valero Energy Corp.	(41,900)	(968,728)

		(12,550,780)

EXCHANGE TRADED FUNDS
iShares MSCI Emerging Markets Index Fund	(2,057)	(97,954)
iShares Russell 2000 Index Fund	(118,700)	(9,285,901)
Vanguard REIT ETF	(172,226)	(9,536,154)

		(18,920,009)

TOTAL SECURITIES SOLD SHORT (Proceeds $24,840,852)		$(31,470,789)

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German acronym on company names meaning Public Company

Bhd - Berhad (equivalent to Public Limited Company in Malaysia)

ETF - Exchange Traded Fund

GmbH - a form of a limited liability corporation common in German-speaking countries

HKD - Hong Kong Dollar

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Società Per Azioni is an Italian shared company.

SPDR - Standard & Poor’s Depositary Receipt

*	All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2010. (See note 6)
(a)	Loaned security; a portion or all of the security is on loan at December 31, 2010.
(b)	Non-Income Producing Security.
(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2010, these securities had a total value of $5,952,123 or 1.94% of net assets.

(d)	Amount represents less than 0.05% of net assets.
(e)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of December 31, 2010, the aggregate market value of those securities was $1,522,375, representing 0.50% of net assets.

(f)	Floating or variable rate security - rate disclosed as of December 31, 2010.
(g)	Less than 0.0005%.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to Quarterly Statement of Investments.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2010
Gross appreciation (excess of value over tax cost)	$65,230,495
Gross depreciation (excess of tax cost over value)	(6,713,138)
Net unrealized appreciation	$58,517,357

Cost of investments for income tax purposes	$391,058,343

CLOUGH GLOBAL EQUITY FUND

DECEMBER 31, 2010

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Equity Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated January 25, 2005. The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. There were no outstanding foreign currency contracts for the Fund as of December 31, 2010.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security. As of December 31, 2010, there were no fair valued securities in Clough Global Equity Fund.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	-	Unadjusted quoted prices in active markets for identical investments
Level 2	-	Significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.)
Level 3	-	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$3,645,775	$–	$–	$3,645,775
Communications	32,124,388	–	–	32,124,388
Consumer Cyclical	30,344,674	–	–	30,344,674
Consumer Non-cyclical	11,858,808	–	–	11,858,808
Energy	67,738,261	–	–	67,738,261
Financial	95,695,629	–	86,086	95,781,715
Industrial	42,033,399	–	–	42,033,399
Technology	32,501,166	–	–	32,501,166
Utilities	32,272,612	–	–	32,272,612
Exchange Traded Funds	13,949,649	–	–	13,949,649
Warrants	7,129	–	–	7,129
Corporate Bonds	–	34,306,295	–	34,306,295
Asset/Mortgage Backed Securities	–	1,463,832	–	1,463,832
Foreign Government Bonds	–	5,766,261	–	5,766,261
Government & Agency Obligations	18,475,373	–	–	18,475,373
Call Options Purchased	621,300	–	–	621,300
Short-Term Investments	26,685,063	–	–	26,685,063

TOTAL	$407,953,226	$41,536,388	$86,086	$449,575,700

Other Financial Instruments*
Liabilities
Securities Sold Short	$(31,470,789)	$–	$–	$(31,470,789)

TOTAL	$(31,470,789)	$–	$–	$(31,470,789)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of March 31, 2010	Realized gain/ (loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of December 31, 2010
Common Stocks	$–	$–	$–	$–	$86,086	$86,086

Total	$–	$–	$–	$–	$86,086	$86,086

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine-month period ended December 31, 2010 was as follows:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2010	1,522	$741,677	1,762	$3,474,257
Positions opened	383	1,661,608	22,060	20,441,665
Exercised	–	–	–	–

Expired	(952)	(662,440)	(3,662)	(8,025,009)

Closed	(953)	$(1,740,845)	(20,160)	$(15,890,913)
Outstanding, December 31, 2010	–	$–	–	$–
Market Value, December 31, 2010		$–		$–

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Item 2 – Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL EQUITY FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 28, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 28, 2011